Provisions (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 433	$ 500
Current provisions	839	433
Reversal [Member]
Disclosure Of Other Provisions [Line Items]
Other reversals of provisions	(134)	(180)
Interest charges [Member]
Disclosure Of Other Provisions [Line Items]
Interest charges	0	4
Additions [Member]
Disclosure Of Other Provisions [Line Items]
Additional provisions, other provisions	$ 540	$ 109